Sep. 25, 2017
Horizons S&P 500 Covered Call ETF

Horizons S&P 500 Covered Call ETF (HSPX)

(a series of Horizons ETF Trust I)

Supplement dated September 25, 2017 to

the Prospectus dated July 10, 2017

Effective December 15, 2017, the underlying index for the Horizons S&P 500 Covered Call ETF (the "Fund") will change from the S&P 500 Stock Covered Call Index to the CBOE S&P 500 2% OTM BuyWrite Index. Additionally, the Fund’s investment objective will also change from seeking investment results that, before fees and expenses, generally correspond to the performance of the S&P 500 Stock Covered Call Index to seeking investment results that, before fees and expenses, generally correspond to the performance of the CBOE S&P 500 2% OTM BuyWrite Index. The new underlying index differs from the old underlying index in that its written call component is achieved by writing call options on S&P 500 Stock Index rather than on individual stocks that compose the S&P 500 Stock Index. Additionally, the new underlying index achieves its written call component by writing options with a strike price that is 2% out of the money. The old underlying index used a substantially similar approach that was based on a volatility formula to set a strike price.

Any disclosures to the contrary in the Prospectus should be disregarded.

For more information, contact the Fund at 1-844-723-8637.

This Supplement and the existing Prospectus, dated July 10, 2017, provide relevant information for all shareholders and should be retained for future reference. The Prospectus has been filed with the Securities and Exchange Commission, and is incorporated by reference.